Commitment and Contingencies - Schedule of Company’s Operating Lease Liabilities Showing the Aggregate Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 06, 2024
Schedule of Company’s Operating Lease Liabilities Showing the Aggregate Lease Payments [Abstract]
2025	$ 369
2026	494
2027	380
Total undiscounted lease payments	1,243
Less: imputed interest	(275)
Total discounted lease payments	968
Less: current portion of lease liability	(213)
Non-current portion of lease liability	$ 755